Investment in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cost method investments
Carrying values of cost method investments	¥ 9,750,726	¥ 5,138,973
Cost method investments	6,217,682	¥ 2,210,552
Top investee one
Cost method investments
Cost method investments	2,688,954
Top investee two
Cost method investments
Cost method investments	¥ 1,029,608